General Information and Basis of Operation - Schedule of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Everbright Digital Holding Limited (“Everbright Holding”) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	May 18, 2023
Holding company	Everbright Digital Global Limited
Nature of business	Investment holding
Everbright Digital International Limited (“Everbright International”) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jun. 01, 2023
Holding company	Everbright Digital Holding Limited
Nature of business	Investment holding
Hong Kong United Metaverse Limited (“Metaverse”) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Mar. 31, 2021
Holding company	Everbright Digital International Limited
Nature of business	Electronic Marketing Service